Nature of Business (Details) - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
NATURE OF BUSINESS
Maximum period automatic stay in effect	30 months
Deficit accumulated
Deficit accumulated		$ 119,483	$ 101,753	$ 80,536